Gabelli Capital Asset Fund
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares
Market
Value
Common Stocks — 95.3%
Aerospace and Defense — 4.4%
10,500
HEICO Corp. $ 1,700,265
2,200
Honeywell International Inc. 406,428
27,000
Kaman Corp. 530,550
2,637,243
Agriculture — 0.3%
2,500
Archer-Daniels-Midland Co. 188,550
Automobiles and Components — 0.8%
5,500
Dana Inc. 80,685
4,507
Garrett Motion Inc.† 35,515
40,000
Iveco Group NV† 374,774
490,974
Broadcasting — 0.4%
15,000
TEGNA Inc. 218,550
Building and Construction — 2.3%
8,000
Griffon Corp. 317,360
9,000
Herc Holdings Inc. 1,070,460
1,387,820
Commercial and Professional Services — 0.6%
3,600
Rollins Inc. 134,388
1,500
Waste Management Inc. 228,660
363,048
Consumer Durables — 4.7%
2,300
Cavco Industries Inc.† 611,018
7,200
Skyline Champion Corp.† 458,784
21,000
Sony Group Corp., ADR 1,730,610
2,800,412
Consumer Services — 0.8%
4,700
Boyd Gaming Corp. 285,901
10,500
Canterbury Park Holding Corp. 212,415
498,316
Consumer Staples — 10.1%
27,000
Brown-Forman Corp., Cl. A 1,568,700
5,500
Campbell Soup Co. 225,940
37,000
Danone SA, ADR 409,405
13,400
Diageo plc, ADR 1,999,012
12,500 Fomento Economico Mexicano SAB de
CV, ADR 1,364,375
5,400
National Beverage Corp.† 253,908
2,500
The Coca-Cola Co. 139,950
1,600
Tootsie Roll Industries Inc. 47,776
6,009,066
Diversified Industrial — 5.1%
9,500
Crane Co. 843,980
1,000
EnPro Industries Inc. 121,190
14,000
ITT Inc. 1,370,740
26,500
L.B. Foster Co., Cl. A† 501,115
Shares
Market
Value
2,500
Textron Inc. $ 195,350
3,032,375
Electrical Equipment — 4.8%
11,300
AMETEK Inc. 1,669,688
12,500
Franklin Electric Co. Inc. 1,115,375
300
Rockwell Automation Inc. 85,761
2,870,824
Energy — 3.1%
1,700
Chevron Corp. 286,654
4,000
ConocoPhillips 479,200
4,400
Devon Energy Corp. 209,880
12,000
Dril-Quip Inc.† 338,040
2,000
Exxon Mobil Corp. 235,160
30,000
RPC Inc. 268,200
1,817,134
Entertainment — 5.1%
10,000
Atlanta Braves Holdings Inc., Cl. A† 390,700
2,086
Atlanta Braves Holdings Inc., Cl. C† 74,533
64
Liberty Media Corp.-Liberty Live, Cl. A† 2,043
338
Liberty Media Corp.-Liberty Live, Cl. C† 10,850
12,144 Madison Square Garden Entertainment
Corp.† 399,659
101,500
Paramount Global, Cl. A 1,602,685
2,500
The Walt Disney Co.† 202,625
17,000
Vivendi SE 149,106
17,000
Warner Bros Discovery Inc.† 184,620
3,016,821
Financials — 11.5%
7,600
American Express Co. 1,133,844
3,500
Bank of America Corp. 95,830
3,500
JPMorgan Chase & Co. 507,570
800
Marsh & McLennan Companies Inc. 152,240
11,200
Morgan Stanley 914,704
3,500
PROG Holdings Inc.† 116,235
7,900
Ryman Hospitality Properties Inc., REIT 657,912
12,500
State Street Corp. 837,000
37,000
The Bank of New York Mellon Corp. 1,578,050
20,000
Wells Fargo & Co. 817,200
6,810,585
Health Care — 1.6%
11,000
Henry Schein Inc.† 816,750
4,000
Perrigo Co. plc 127,800
944,550
Information Technology — 5.8%
14,500
Corning Inc. 441,815
32,000
CTS Corp. 1,335,680
10,000
Diebold Nixdorf Inc.† 0
5,000
EchoStar Corp., Cl. A† 83,750
10,000
Texas Instruments Inc. 1,590,100
3,451,345
Machinery — 9.7%
125,000
CNH Industrial NV 1,512,500

Gabelli Capital Asset Fund
Schedule of Investments (Continued)
September 30, 2023 (Unaudited)
Shares
Market
Value
Common Stocks (Continued)
Machinery (Continued)
1,600
Deere & Co. $ 603,808
14,000
Flowserve Corp. 556,780
15,800
Graco Inc. 1,151,504
2,200
IDEX Corp. 457,644
8,000
The Eastern Co. 145,200
72,000
The L.S. Starrett Co., Cl. A† 774,000
1,000
Watts Water Technologies Inc., Cl. A 172,820
4,000
Xylem Inc. 364,120
5,738,376
Materials — 6.8%
45,000
Ampco-Pittsburgh Corp.† 118,350
35,200
Freeport-McMoRan Inc. 1,312,608
1,200
International Flavors & Fragrances Inc. 81,804
66,000
Myers Industries Inc. 1,183,380
36,000
Newmont Corp. 1,330,200
400
Sensient Technologies Corp. 23,392
4,049,734
Media — 7.0%
3,000
AMC Networks Inc., Cl. A† 35,340
10,000
Cogeco Inc. 362,746
17,000
DISH Network Corp., Cl. A† 99,620
6,000
Fox Corp., Cl. A 187,200
120,000
Grupo Televisa SAB, ADR 366,000
1,500
Liberty Broadband Corp., Cl. A† 136,365
1,800
Liberty Broadband Corp., Cl. C† 164,376
5,000
Liberty Global plc, Cl. A† 85,600
12,000
Liberty Global plc, Cl. C† 222,720
20,000
Liberty Latin America Ltd., Cl. A† 163,200
269
Liberty Latin America Ltd., Cl. C† 2,195
1,500 Liberty Media Corp.-Liberty Formula
One, Cl. A† 84,810
1,500 Liberty Media Corp.-Liberty Formula
One, Cl. C† 93,450
1,098
Liberty Media Corp.-Liberty SiriusXM† 27,955
6,700
Madison Square Garden Sports Corp. 1,181,210
42,000
Sinclair Inc. 471,240
12,144
Sphere Entertainment Co.† 451,271
4,135,298
Publishing — 0.2%
24,000
The E.W. Scripps Co., Cl. A† 131,520
Retailing — 1.6%
8,400
CVS Health Corp. 586,488
2,000
Ingles Markets Inc., Cl. A 150,660
25,000
Sally Beauty Holdings Inc.† 209,500
946,648
Specialty Chemicals — 0.1%
500
Rogers Corp.† 65,735
Telecommunication Services — 4.4%
10,000
Millicom International Cellular SA, SDR† 155,370
8,500
Rogers Communications Inc., Cl. B 326,315
Shares
Market
Value
43,000
Telephone and Data Systems Inc. $ 787,330
31,000
United States Cellular Corp.† 1,332,070
2,601,085
Transportation — 2.3%
12,700
GATX Corp. 1,382,141
Utilities — 1.8%
21,000
National Fuel Gas Co. 1,090,110
Total Common Stocks 56,678,260
Closed-End Funds — 0.0%
7,500
Altaba Inc., Escrow†
17,550
Warrants — 0.0%
Materials — 0.0%
6,000 Ampco-Pittsburgh Corp., expire
08/01/25† 1,920
Principal
Amount
U.S. Government Obligations — 4.7%
$ 2,785,000 U.S. Treasury Bills 5.276% to
5.403%††, 10/05/23 to 12/28/23 2,766,318
TOTAL INVESTMENTS — 100.0%
(Cost $30,145,195) $ 59,464,048
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt